TRADE AND OTHER RECEIVABLES - Changes in Provision for expected credit losses (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provision of impairment
Beginning balance	Rp (12,193)
Ending balance	(11,223)	Rp (12,193)
Allowance for expected credit losses
Provision of impairment
Beginning balance	6,064	5,561
Allowance for expected credit losses	1,465	904
Receivables written-off	(574)	(401)
Ending balance	Rp 6,955	Rp 6,064